Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Total revenue	$ 10,978,571	$ 12,258,451	$ 22,125,320
COST OF REVENUE
Total cost of revenue	9,803,883	9,418,606	17,967,593
GROSS PROFIT	1,174,688	2,839,845	4,157,727
OPERATING EXPENSES
Sales and Marketing Expenses	1,081,567	1,473,719	3,994,966
General and Administrative Expenses	2,802,132	2,015,215	1,872,107
Research and Development Expenses	1,030,359	452,608	527,974
Total operating expenses	4,914,058	3,941,542	6,395,047
LOSS FROM OPERATIONS	(3,739,370)	(1,101,697)	(2,237,320)
Assets impairment loss	(6,736,684)	(144,520)
Gain on disposal of subsidiary	14,002	26,049
Other (loss) income, net	(546,655)	102,582	19,258
LOSS BEFORE INCOME TAX	(11,008,707)	(1,117,586)	(2,218,062)
Provision for Income Taxes	211,144
NET LOSS	(11,219,851)	(1,117,586)	(2,218,062)
Less: net loss attributable to non-controlling interest	(147,835)	(35,640)
NET LOSS ATTRIBUTABLE TO THE OWNERS’ COMPANY	(11,072,016)	(1,081,946)	(2,218,062)
OTHER COMPREHENSIVE LOSS
Foreign Currency Translation Adjustment	(1,535,600)	402,273	(205,785)
TOTAL COMPREHENSIVE LOSS	$ (12,755,451)	$ (715,313)	$ (2,423,847)
Loss per share - basic	$ (0.29)	$ (0.03)	$ (0.12)
Loss per share - diluted	$ (0.29)	$ (0.03)	$ (0.12)
Weighted average shares outstanding - basic	44,445,636	25,851,456	20,191,781
Weighted average shares outstanding - diluted	44,445,636	25,851,456	20,191,781
Product [Member]
REVENUE
Total revenue	$ 2,144,218	$ 12,145,532	$ 22,096,730
COST OF REVENUE
Total cost of revenue	1,905,037	9,343,477	17,967,581
Service [Member]
REVENUE
Total revenue	8,834,353	112,919	28,590
COST OF REVENUE
Total cost of revenue	$ 7,898,846	$ 75,129	$ 12